QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                           Thomas S. Harman, Esquire
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                        -------------------------------

                      Date of reporting period: 09/30/05
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Eastern European Equity Fund;
Epoch International Small Cap Fund; and
Epoch U.S. All Cap Equity Fund

                          EASTERN EUROPEAN EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2005


Number of                                                          Market
Shares            Security Description                             Value

                  Austria:                            3.67%

220,000           Immoeast Immobilien                                  2,161,804
                                                                   -------------

                  Bulgaria:                           3.23%

137,000           Equest Invest Bulgaria                               1,901,746
                                                                   -------------

                  Croatia:                             1.06%

46,040            Pliva D D GDR                                          621,540
                                                                   -------------

                  Czech Republic:                      12.73%

226,000           Cesky Telecom*                                       4,524,178
 20,300           Komercni Banka AS Sponsored ADR                      2,964,324
                                                                   -------------
                                                                       7,488,502
                                                                   -------------

                  Estonia:                             0.29%

10,000            AS Tallinna Vesi                                       173,017
                                                                     -----------
                  France:                              2.00%

17,000            Orco Property Group                                  1,176,923
                                                                     -----------

                  Great Britain:                       1.08%

30,000            Celtic Resources Holdings                              106,404
136,000           Highland Gold Mining Ltd.                              530,070
                                                                      ----------
                                                                         636,474
                                                                      ----------

                  Hungary:                             18.37%

9,464             Demasz RT                                              845,629
13,400            Demaasz Rt. Grd                                        239,463
15,000            Egis RT                                              1,362,016
1,340             Gedeon Richter Ltd GDR Reg S                           229,676
11,500            Gedeon Richter RT.                                   2,077,594
12,050            Magyar Tavkozlesi RT - A                               310,047
419,650           Magyar Tavkozlesi RT.                                2,168,723
60,000            OTP Bank RT.                                         2,366,141
15,000            OTP Bank GDR Reg S                                   1,211,250
                                                                     -----------
                                                                      10,810,539
                                                                     -----------

                  Israel:                              6.03%

432,000           Bank Hapoalim Ltd.                                   1,680,261
559,000           Bank Leumi Le-Israel                                 1,865,360
                                                                      ----------
                                                                       3,545,621
                                                                      ----------

                  Poland:                              7.75%

235,995           Bank Millennium                                        363,360
5,300             Bank Polska Kasa Opieki SA                             293,774
11,452            Bank Polska Kasa Opieki                                634,772
10,000            Bank Zachodni WBK SA                                   381,844
369,000           Telekomunikacja Polska SA                            2,886,186
                                                                      ----------
                                                                       4,559,936
                                                                      ----------

                  Russia:                             18.95%

186,000           AFK Sistema-Reg S Spons GDR                          4,557,000
45,100            Mobile Telesystems                                   1,834,668
144,500           OAO Open Investments                                 1,788,188
64,800            Vimpel Communications Spon ADR                       2,879,712
21,000            Yukos Corp Sponsored ADR                                91,560
                                                                      ----------
                                                                      11,151,128
                                                                      ----------

                  Slovakia:                            1.51%

28,679,636        Slovakian Koruna                                       889,054
                                                                      ----------

                  Slovenia:                             0.20%

270               KRKA                                                   116,895
                                                                      ----------

                  Sweden:                               2.88%

58,000            OriFlame Cosmetics SA-SDR                            1,692,066
                                                                      ----------


                  Total Securities                    79.75%        $ 46,925,245
                  Cash and Cash equivalents            3.44%           2,023,379
                                                     --------      -------------
                  Total Portfolio                    100.00%        $ 58,843,411
                                                     =======        ============

EASTERN EUROPEAN EQUITY FUND
September 30, 2005
(unaudited)
INDUSTRY PERCENTAGE BASED ON NET ASSETS
-------------------------------------------

Telecommunications                  35.21%
Banking                             21.61%
Real Estate                          9.42%
Oil & Gas                            0.17%
Medical Drugs                        8.10%
Cosmetics                            3.11%
Electricity Distributor              1.99%
Metals                               0.00%
Investments                          3.49%
Mining                               1.17%
Chemicals                            0.00%
Utilities -Electric                  0.32%
                              -------------
                                    84.59%
Other assets, net of
liabilities                         15.41%
                              -------------
Net Assets                         100.00%
                              =============

EPOCH INTERNATIONAL SMALL CAP FUND`
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2005
                                   (unaudited)

 Number of                                                  Market
 Shares        Security Description                          Value
-------------------------------------------------        --------------


               Austria:                            1.52%
                                                 $
5,400          Andritz AG                                         540,260

10,800         OMV AG                                         643,390

15,600         Telekom Austria AG                                 311,285
                                                         --------------

                                                                 1,494,935
                                                         --------------
               Australia:                          3.03%

52,100         Australian Gas Light Company                     589,631

34,400         Bank of Queensland Limited                       324,429

120,700        Baycorp Advantage Limited                        319,839

105,730        Centennial Coal Company                          402,089

85,400         Coates Hire Limited                              306,514

188,200        DCA Group Limited                                563,378

157,625        Macquarie Infrastructure Group                   482,685
                                                         --------------

                                                              2,988,565
                                                         --------------

               Belgium:                            3.94%

26,200         Ackermans & Van HAAREN nv                      1,323,583

7,900          Almancora Comm. Va.                              783,428

60,850         Cumerio NPV                                    1,096,826

6,250          Umicore                                         683,853
                                                         --------------

 .                                                       3,887,690
                                                         --------------
               Canada:                             0.96%

30,000         Penn West Energy Trust                          943,736
                                                         --------------

               Denmark:                            0.97%

1,400          Kobenhavns Lufthavne A/S                        351,261

11,200         TDC A/S                                         604,359
                                                         --------------

                                                               955,620
                                                         --------------

               Finland:                            2.36%

9,500          KCI Konecranes Oyj                              440,981

29,000         Wartsila OYJ B Shares                           926,573

22,600         YIT - Yhtyma Oyj                                961,876
                                                         --------------

                                                             2,329,430
                                                         --------------

               France:                             8.82%

21,800         Alten                                         706,516

16,700         April Group                                   593,984

6,450          Eiffage SA                                    605,417

37,600         Elior                                         523,607

200,050        Gameloft.com                                1,454,427

26,700         Generale de Sante                             968,656

12,900         Groupe Bourbon SA                           1,108,958

12,850         Neopost SA                                   1,249,521

15,100         Orpea                                         893,547

21,780         PagesJuanes SA                                596,101
                                                         --------------

                                                           8,700,734
                                                         --------------


               Germany:                            6.00%

5,300          AMB Generali Holding AG                        493,320

11,500         Bilfinger Berger AG                            618,399

5,500          Fresenius AG Preferred                         765,252

11,517         Merck KGaA                                     972,432

27,400         Mobilcom AG                                    632,638

20,000         Rhoen-Klinikum AG                              771,642

25,100         Stada Arzneimittel AG                          901,833

17,500         Techem AG                                      757,475
                                                         --------------

                                                            5,912,991
                                                         --------------

               Great Britain:                     15.23%

128,000        Balfour Beatty PLC                           741,553

136,937        Bodycote Intl PLC                            525,656

78,868         BPB PLC                                    1,026,833

82,100         Burren Energy PLC                          1,212,692

224,180        Cobham PLC                                   627,569

75,000         Expro International Group PLC                725,721

42,043         Homeserve PLC                                821,077

49,107         McCarthy & Stone PLC                         536,850

21,600         NDS Group PLC                               802,440

17,473         Northgate PLC                                349,275

165,068        Northumbrian Water Group PLC                 727,082

149,141        Premier Foods PLC                            809,287

45,427         Punch Taverns PLC                             642,873

39,994         Quintain Estates Development PLC              411,755

122,480        Serco Group PLC                                555,742

84,500         Stolt Offshore SA                              978,510

104,737        The Davis Service Group PLC                    886,550

184,530        Tullow Oil PLC                                 848,714

52,440         Ultra Electronics Holding PLC                 868,279

125,933        Whatman PLC                                    627,103

13,729         Wolverhampton & Dudl  Breweries                287,306
                                                         --------------
                                                           15,012,867
                                                         --------------

               Greece:                             1.50%

42,600         Germanos SA                                         691,338

50,200         Intralot SA Integrated Lottery                  785,623
                                                         --------------

                                                           1,476,961
                                                         --------------

               Hong Kong:                          1.35%

1,231,000      Foxconn International Holdings               1,332,904
                                                         --------------

               India:                              0.80%

90,500         Bombay Dyeing Note                           790,065
                                                         --------------

               Ireland:                            2.12%

58,140         Anglo Irish Bank Corp.                       794,220

78,634         C&C Group PLC                               460,768

25,100         Depfa Bank PLC                              404,009

163,528        Eircom Group PLC                             382,499

68,137         Eircom Group PLC Rights                       48,675
                                                         --------------

                                                            2,090,171
                                                         --------------

               Italy:                              2.90%

12,000         A mplifon SpA                                835,544

53,100         Banca Fideuram SpA                           305,066

27,400         Buzzi Unicem SpA                             432,110

17,200         Fondiaria - Sai S.p. A.                      523,632

12,800         Pirelli & C. Real Estate S.p.A.              765,469
                                                         --------------
                                                           2,861,821
                                                         --------------

               Japan:                             25.00%

9,400          Aeon Credit Service Company                   684,224

104,600        Air Water Inc.                                971,800

43,900         AOC Holdings, Inc.                            875,366

14,500         Asatsu-Dk, Inc.                               452,885

15,900         Benesse Corporation                           599,021

19,700         Bookoff Corporation                           432,795

29,000         Daiseki Co. Ltd.                              458,002

146,400        Dowa Mining Co.                             1,229,688

18,200         Electric Power Development C                  608,594

264,000        Hokuhoku Financial Group, Inc.                996,930

304            Index Corporation                             415,740

64             J apan Real Estate Investment Cor             516,675

112,000        Kubota Corporation                            776,707

48,600         Mori Seiki Co., Ltd.                         658,205

3,150          M oshi Moshi Hotline, Inc.                    300,437

8,200          Nakanishi Inc.                                856,608

44,000         Neomax Co.                                  1,250,044

666            NIWS Co., Ltd.                               799,153

337,000        Nomura TOPIX Bank                           1,183,395

250            Osaka Securities Exchange Co.                1,239,633

11,500         R yohin Keikaku Co. Ltd.                      741,706

9,300          Sankyo Co. Ltd.                               490,683

175,500        Shimzu Corporation                           1,150,490

82,000         Sumitomo Realty & Development Co             1,216,905

25,000         Sysmex Corporation                           866,861

100,000        Teikoku Oil Co. Ltd.                         1,080,819

32,200         Terumo Corp.                                 1,036,968

217            The Goodwill Group, Inc.                     333,139

149,000        The Sumitomo Warehouse Co., Ltd.                914,981

26,030         Usen Corp.                                     676,357

59,000         Yoshimoto Kogyo Co., Ltd.                       830,810
                                                         --------------

                                                            24,645,621
                                                         --------------
               Netherlands:                        1.59%
                alberts Industries N.V.
11,098         A                                         589,422
                xalto Holding N.V.
26,576         A                                         978,256
                                                         --------------

                                                        1,567,678
                                                         --------------
               New Zealand:                        0.30%
                uckland International
190,200        A                                         300,691
                                                         --------------
                                                         --------------

               Norway:                             2.33%
                ker American Shipping
58,400         A                                         693,714
                chibsted ASA
6,500          S                                         202,742
                andberg ASA
42,800         T                                         574,008
                ara International ASA
45,700         Y                                         828,292
                                                         --------------

                                                         2,298,756
                                                         --------------

               Poland:                             0.94%
                lobe Trade Centre, S.A.
21,000         G                                         931,207
                                                         --------------

               Portugal:                           0.99%
                eronimo Martins, SGPS, S.A.
21,300         J                                         308,175
                onae SGPS SA
388,700        S                                         665,486
                                                         --------------

                                                         973,661
                                                         --------------

               Spain:                              6.54%
                bengoa SA
70,000         A                                         1,235,592
                CS, Actividades de Construccion
26,800         A                                         783,578
                nagas
38,600         E                                         695,768
                adesa Inmobiliaria SA
50,200         F                                         1,809,718
                rupo Ferrovial,S.A.
9,700          G                                         809,893
                ndra Sistemas SA
17,000         I                                         374,066
                rosegur, Compania de Seguridad
28,500         P                                         742,223
                                                         --------------

                                                       6,450,838
                                                         --------------

               Sweden:                             1.80%
                niro AB
90,900         E                                         1,064,279
                etinge AB
51,400         G                                         711,525
                                                         --------------
                                                        1,775,804
                                                         --------------






               Switzerland:                        6.72%
                alencia Holding AG
4,600          G                                         924,067
                elmoli Holding AG
360            J                                         510,975
                uehne & Nagel International AG
3,344          K                                         829,970
                obel Biocare Holding AG
3,200          N                                         757,000
                argesa Holding AG
8,900          P                                         755,185
                honak Holding AG
13,436         P                                         577,853
                chindler Holding AG
1,703          S                                         664,399
                GS SA
1,114          S                                         862,739
                t. Galler Kantonalbank
1,153          S                                         369,339
                traumann AD
1,404          S                                         377,598
                                                         --------------

                                                       6,629,125
                                                         --------------

               Thailand:                           1.36%
               Kasikornbank Public Company
271,900        Limited                                   413,826
                hai Oil Public Company Limited
500,900        T                                         914,830
                                                         --------------

                                                        1,328,656
                                                         --------------

               United States:                      0.93%
                Shares MSCI South Korea Index F
23,300         i                                         919,185
                                                         --------------

                otal Portfolio                            $
               T                                 100.00% 98,599,712
                                                         ==============

                         EPOCH U.S. ALL CAP EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               September 30, 2005
                                   (unaudited)


 Number                                          Market
of                 Description                   Value
 Shares
------------------------------------------      ---------

        AEROSPACE:                        5.56%

   3,350Alliant Techsystems Inc.                $250,077

   3,800Boeing Co.                               258,210

   2,500Drs Technologies Inc.                    123,400

   3,450K&F Industries Holdings Inc.              57,718
                                                ---------
                                                 689,405
                                                ---------

        BROADCAST, RADIO, TV:             7.48%

   7,400Comcast Corp - Special Class A           212,972

  27,950Liberty Media Corp A                     224,997

  15,650News Corp Inc. Class A                   243,983

  13,550Time Warner Inc.                         245,391
                                                ---------
                                                 927,343
                                                ---------

        BUILDING:                         3.18%

   8,450Chicago Bridge & Iron ADR                262,710

   2,450Washington Group International           132,030
                                                ---------
                                                 394,740
                                                ---------

        COMPUTER EQUIPMENT:               2.31%

   5,350Apple Computer Inc.                      286,814
                                                ---------

        COMPUTER SOFTWARE & SERVICES:     9.39%

   3,050International Business Machines          244,671

  16,300Microsoft Corp.                          419,399

  18,300Oracle Corp.                             226,737

  11,700Sybase Inc.                              274,014
                                                ---------
                                               1,164,821
                                                ---------

        COMPUTER-NETWORKING               0.80%

  10,850Infocrossing Inc.                         99,712
                                                ---------
        CONSUMER PRODUCTS:                2.71%

   2,200J M Smucker Company                      106,788

  71,350Revlon Inc Class A                       229,747
                                                ---------
                                                 336,535
                                                ---------

        ELECTRIC UTILITIES:               3.65%

   5,100Nstar                                    147,492

   3,550Scana Corp.                              149,952

   6,450Westar Energy Inc.                       155,638
                                                ---------
                                                 453,082
                                                ---------

        ELECTRONIC SCIENTIFIC
        INSTRUMENTS:                      1.68%

   4,150Edo Corp.                                124,625

   9,450Silicon Image Inc.                        84,010
                                                ---------
                                                 208,635
                                                ---------

        ENTERTAINMENT:                    6.21%

   2,250Electronic Arts                          128,003

   4,200Harrahs Entertainment Inc.               273,798

   6,200International Game Technology            167,400

   9,450T-HQ, Inc.                               201,474
                                                ---------
                                                 770,675
                                                ---------

        FINANCIAL SERVICES:               2.92%

   4,700Bunge Limited                            247,314

   2,850Istar Financial Inc.                     115,226
                                                ---------
                                                 362,540
                                                ---------

        HEALTHCARE PRODUCTS:              5.78%

   9,550Bristol Myers Squibb Co.                 229,773
        Endo Pharmaceuticals Holdings
   8,750Inc. 233,363
  10,150Pfizer Inc.                              253,445
                                                ---------
                                                 716,581
                                                ---------

        HEALTHCARE EQUIPMENT AND
        SUPPLIES:                         2.03%

   5,950Boston Scientific Corp                   139,052

   6,200Gentiva Health Services                  112,344
                                                ---------
                                                 251,396
                                                ---------
        HEALTHCARE SERVICES:             10.66%

   1,900Aetna U.S. Healthcare                    163,666

   6,400Davita Inc.                              294,848
        Laboratory Corporation of
   4,750America Holdings                         231,373

   8,450Ventas Inc.                              272,090

   1,700Wellchoice Inc                           129,030

   3,050Wellpoint Inc.                           231,251
                                                ---------
                                               1,322,258
                                                ---------

        INSURANCE:                        1.34%

   6,700Montpelier Re Holdings Ltd.              166,495
                                                ---------

        INSURANCE-MULTI-LINE:             1.04%

   3,450Willis Group Holdings Ltd.               129,547
                                                ---------

        MANUFACTURING:                    3.79%

   4,650Actuant Corp Class A                     217,620
        International Flavors &
   7,100Fragrances                               253,044
                                                ---------
                                                 470,664
                                                ---------

        OIL & GAS:                       14.27%

   4,400ConocoPhillips                           307,604

   5,050Encana Corp.                             294,466

   5,350Exxon Mobil Corp.                        339,939

   5,950Remington Oil & Gas Corp.                246,925

   7,732Southern Union Co.                       199,254

   9,150Todco Class A                            381,646
                                                ---------
                                               1,769,834
                                                ---------

        RETAIL:                           1.46%

   6,800Ann Taylor Stores Corp.                  180,540
                                                ---------

        TELECOM-EQUIPMENT:                1.59%

  19,200Avaya Inc.                               197,760
                                                ---------
       TRANSPORT SERVICES:               2.71%

   9,000Omi Corp.                                160,830

   3,000Overseas Shipholding Group               174,990
                                                ---------
                                                 335,820
                                                ---------

        UTILITIES:                        1.81%

   7,300Allegheny Energy Inc.                    224,256
                                                ---------



        Total Securities                 92.38%    11,459,453

        Cash and Cash equivalents         7.62%       945,644
                                         ------     ----------

        Total Portfolio                  100.00%  $12,405,097
                                         =======  ===========

For information on each Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the applicable Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: November 29, 2005
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: November 29, 2005
      ------------------------------------


By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Financial Officer

Date: November 29, 2005
      ------------------------------------